Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 1,121,028	$ 1,282,200
Concentration risk, percentage	37.00%	34.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 1,020,001	$ 1,583,115
Concentration risk, percentage	34.00%	42.00%